Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Related Party Transactions Schedule Of Related Party Transactions 1	$ 371,340
Related Party Transactions Schedule Of Related Party Transactions 2	351,670
Related Party Transactions Schedule Of Related Party Transactions 3	34,002
Related Party Transactions Schedule Of Related Party Transactions 4	32,299
Related Party Transactions Schedule Of Related Party Transactions 5	682,000
Related Party Transactions Schedule Of Related Party Transactions 6	223,000
Related Party Transactions Schedule Of Related Party Transactions 7		0.85
Related Party Transactions Schedule Of Related Party Transactions 8	1.85	1.85
Related Party Transactions Schedule Of Related Party Transactions 9	1.95	1.95